Financial instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 3,587,095,000	$ 2,331,207,000
Settlement of derivative financial instruments	3,903,000	554,000
Cash and cash equivalents, funds held for clients, short-term investments and long-term investments	2,457,248,000	616,428,000
Available credit facility	1,490,301,000	1,155,369,000
Trade receivables	904,887,000	979,728,000
Settled cross-currency swap agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 69,300,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	10.00%
Senior U.S. unsecured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 339,682,000	$ 332,533,000
Senior U.S. Unsecured Notes and 2020 Term Loan [Member] | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	2,316,639,000
Hedges of net investments in European operations | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	2,311,425,000
At fair value | Settled cross-currency swap agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of derivative financial instruments	3,903,000
At fair value | Senior U.S. unsecured notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net unrealized gains on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $1,291 ($352 as at September 30, 2019)	6,470,000
Carrying amount | 2020 Term Loan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 1,250,000,000